Note 9 - Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
In millions (1)	Cash flow hedges	Retirement benefit plans	Total
As of December 31, 2010	$(5)	$(145)	$(150)
Other comprehensive loss	(2)	(65)	(67)
As of December 31, 2011	(7)	(210)	(217)
Other comprehensive income (loss)	4	(5)	(1)
As of December 31, 2012	(3)	(215)	(218)
Other comprehensive income, before reclassifications	1	66	67
Amounts reclassified from accumulated other comprehensive loss	3	12	15
As of December 31, 2013	$1	$(137)	$(136)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
In millions (1)
Cash flow hedges
Natural gas contracts	$(1)	Cost of goods sold
Interest rate contracts	(3)	Interest expense, net
Total before income tax	(4)
Income tax benefit	1
Total cash flow hedges	(3)
Retirement benefit plan amortization of
Actuarial losses	(25)	See (2), below
Prior service credits	5	See (2), below
Total before income tax	(20)
Income tax benefit	8
Total retirement benefit plans	(12)
Total reclassification for the period	$(15)